DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS [Text Block]

9. DISCONTINUED OPERATIONS

In November 2017, the Company announced that it intended to dispose of its subsidiary which held the Karaburun project in Turkey (being the Company's only project). The Company has relinquished the Karaburun project and discontinued its operations in Turkey effective at the end of 2017, and is currently evaluating new business opportunities.

As a result of the foregoing, the assets and liabilities related to the Karaburun project were re-classified as held for sale as at December 31, 2017 and the comparative period. For the year ended December 31, 2018, all assets and liabilities held for sale were disposed of.

The operating results of the discontinued operations were as follows:

For the year ended
	December 31,	December 31,	December 31,
	2020	2019	2018
Expenses	$	$	$
Professional fees	—	—	—
General and administrative expenses	—	—	—
Impairments	—	—	—
Depreciation and amortization	—	—	—
Net operating loss	—	—	—
Foreign exchange (loss) gain	—	—	(173)
Net loss from discontinued operations	—	—	(173)

The cash flows from discontinued operations were as follows:

	For the year ended
	December 31,	December 31,	December 31,
	2020	2019	2018
Net loss from discontinued operations	$—	$—	$(173)
Add items not affecting cash:
Depreciation	—	—	—
Impairments	—	—	—
Change in non-cash working capital items
Prepaids and advances	—	—	3,703
Accounts payable	—	—	(5,358)

Cash utilized in operating activities - discontinued operations	—	—	(1,827)
Cash outflows from discontinued operations	—	—	(1,827)
Cash - discontinued operations	—	—	—